INTEREST IN OTHER ENTITIES (Details)						1 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 30, 2023	May 31, 2023	Nov. 30, 2022	Sep. 30, 2016	Dec. 31, 2023	Dec. 31, 2022
INTEREST IN OTHER ENTITIES
Percentage of mineral property assets							91.00%
Waterbury Lake Uranium Corp
INTEREST IN OTHER ENTITIES
Participating Interest							100.00%
Place Of Business, Joint Operations							Canada
Ownership interest, Joint Operations							60.00%	60.00%
Waterbury Lake Uranium LP
INTEREST IN OTHER ENTITIES
Participating Interest							100.00%
Place Of Business, Joint Operations							Canada
Ownership interest, Joint Operations	69.35%						69.35%	67.41%
Voting interest percentage						75.00%	75.00%
Wheeler River Joint Venture
INTEREST IN OTHER ENTITIES
Participating Interest							90.00%
Place Of Business, Key Contractual Arrangements							Canada
Ownership Interest, in Key Contractual Arrangements							90.00%	90.00%
Midwest Joint Venture
INTEREST IN OTHER ENTITIES
Participating Interest							25.17%
Place Of Business, Key Contractual Arrangements							Canada
Ownership Interest, in Key Contractual Arrangements							25.17%	25.17%
Mann Lake Joint Venture
INTEREST IN OTHER ENTITIES
Place Of Business, Key Contractual Arrangements							Canada
Ownership Interest, in Key Contractual Arrangements							30.00%	30.00%
Wolly Joint Venture
INTEREST IN OTHER ENTITIES
Participating Interest							20.77%
Place Of Business, Key Contractual Arrangements							Canada
Ownership Interest, in Key Contractual Arrangements							20.77%	20.77%
McClean Lake Joint Venture
INTEREST IN OTHER ENTITIES
Participating Interest							22.50%
Place Of Business, Key Contractual Arrangements							Canada
Ownership Interest, in Key Contractual Arrangements							22.50%	22.50%
Denison Mines Inc.
INTEREST IN OTHER ENTITIES
Place Of Business, Subsidiaries							Canada
Ownership interest, Subsidiaries							100.00%	100.00%
Denison AB Holdings Corp.
INTEREST IN OTHER ENTITIES
Place Of Business, Subsidiaries							Canada
Ownership interest, Subsidiaries							100.00%	100.00%
Denison Waterbury Corp
INTEREST IN OTHER ENTITIES
Place Of Business, Subsidiaries							Canada
Ownership interest, Subsidiaries							100.00%	100.00%
Ownership interest, Joint Operations		69.35%	67.41%	67.41%	66.90%		60.00%
9373721 Canada Inc.
INTEREST IN OTHER ENTITIES
Place Of Business, Subsidiaries							Canada
Ownership interest, Subsidiaries							100.00%	100.00%
Denison Mines (Bermuda) I Ltd
INTEREST IN OTHER ENTITIES
Place Of Business, Subsidiaries							Bermuda
Ownership interest, Subsidiaries							100.00%	100.00%
JCU
INTEREST IN OTHER ENTITIES
Participating Interest							50.00%
Place Of Business, Joint Operations							Canada
Ownership interest, Joint Operations							50.00%	50.00%
JCU | Wheeler River Joint Venture
INTEREST IN OTHER ENTITIES
Additional Ownership Interest In Joint venture							5.00%